Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other commitments
Rental expenses under operating leases	¥ 74,390	¥ 95,688	¥ 99,081
Operating lease
2018	60,443
2019	46,913
2020	31,043
2021	15,772
2022 and thereafter	0
Total	¥ 154,171